Commitments and Contingencies (Details 2) (USD $)		12 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 Potential Environmental Obligations onsite_evaportion_pond	Dec. 31, 2011 Mountain Pass facility	Dec. 31, 2011 Mountain Pass facility Potential Environmental Obligations liner	Dec. 31, 2011 Mountain Pass facility Minimum	Dec. 31, 2011 Mountain Pass facility Maximum
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligation Due in Years One to Three	$ 1,798,000
Plant Modernization and Expansion Commitments
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months	284,534,000		269,900,000
Potential Environmental Obligations
Number of liner defects		3		3
Remediation costs, low estimate		2,400,000		2,400,000
Remediation costs, high estimate		4,600,000		4,600,000
Unrecorded Unconditional Purchase Obligation Balance on Second and Third Anniversaries			15,000,000
Contract Termination Charges					$ 9,700,000	$ 12,500,000